Members’ Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Issuance of Units, shares		141,300	3,382,049
Common stock shares, outstanding	[1]		1,190,123
Weighted Average Number of Shares Outstanding, Basic		3,416,527	410,194
Net Income (Loss) Attributable to Parent		$ (7,683)	$ (3,135)
Earnings Per Share, Basic		$ 2.25	$ 7.64
Subscription Agreement [Member]
Class of Stock [Line Items]
Issuance of Units, shares			202,952
Subscriptions receivable		$ 0	$ 20,300
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized unlimited		Unlimited	Unlimited
Common stock shares, outstanding		3,523,449	3,382,149
Weighted Average Number of Shares Outstanding, Basic		3,416,527	410,194
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		100,000	100,000
Common stock shares, outstanding		100,000	100,000
Dividends rate percentage		5.00%
Class M Units [Member]
Class of Stock [Line Items]
Common stock, shares authorized		1	1
Common stock shares, outstanding		1	1
Class A Units [Member]
Class of Stock [Line Items]
Net Income (Loss) Attributable to Parent		$ 7,700	$ 3,100

[1]	Represents Belpointe REIT’s outstanding Common Stock exchanged in connection with the Transaction.